Investments in Master Trust (Tables) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Employee Benefit Plan, Schedule of Investments and Other Assets and Liabilities of The Master Trust and the Plan's Divided Interest in The Master Trust

The following table presents the investments and other assets and liabilities of the Master Trust and the Plan’s divided interest in the Master Trust as of December 31, 2025:

	Master Trust Balances	Plan’s Divided Interest in Master Trust Balances
Master Trust investments, at fair value:
Self-directed brokerage accounts	$68,568,900	$31,975,215
Company common stock	224,735,489	53,207,831
Collective trust funds	1,796,495,832	752,350,653
Target date collective funds	858,158,743	525,375,298
Short-term investment funds	7,947,737	3,600,071
Total Master Trust investments, at fair value	2,955,906,701	1,366,509,068
Master Trust investments, at contract value (a):
Synthetic guaranteed investment contracts	181,495,804	92,212,329
Total Master Trust investments	$3,137,402,505	$1,458,721,397

The following table presents the investments and other assets and liabilities of the Master Trust and the Plan’s divided interest in the Master Trust as of December 31, 2024:

	Master Trust Balances	Plan’s Divided Interest in Master Trust Balances
Master Trust investments, at fair value:
Self-directed brokerage accounts	$63,933,022	$27,586,928
Company common stock	249,819,280	59,721,693
Collective trust funds	1,505,906,782	608,135,359
Target date collective funds	763,362,777	461,319,853
Short-term investment funds	10,243,503	4,449,936
Total Master Trust investments, at fair value	2,593,265,364	1,161,213,769
Master Trust investments, at contract value (a):
Synthetic guaranteed investment contracts	202,398,484	101,221,900
Total Master Trust investments	$2,795,663,848	$1,262,435,669

(a)
The Master Trust holds a portfolio of synthetic guaranteed investment contracts within the PCA Stable Value Fund, which are measured at contract value and are therefore not included in the calculation of total net assets at fair value.

Employee Benefit Plan, Schedule of Net Investment Income for The Master Trust

Net investment income for the Master Trust was as follows:

Year Ended December 31, 2025
Interest income	$5,778,134
Dividends	5,771,277
Net realized and unrealized appreciation in fair value of investments	418,595,482
Net investment income	$430,144,893

Employee Benefit Plan, Schedule of Fair Value Hierarchy, The Master Trust's Assets

The following tables set forth by level, within the fair value hierarchy, the Master Trust’s assets carried at fair value:

	December 31, 2025
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Master Trust assets (b)(c):
Self-directed brokerage	$68,568,900	$—	$—	$—	$68,568,900
Company common stock	224,735,489	—	—	—	224,735,489
Collective trust funds	—	—	—	1,796,495,832	1,796,495,832
Target date collective funds	—	—	—	858,158,743	858,158,743
Short-term investment funds	—	—	—	7,947,737	7,947,737
Total Master Trust assets	$293,304,389	$—	$—	$2,662,602,312	$2,955,906,701

	December 31, 2024
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Master Trust assets (b)(c):
Self-directed brokerage	$63,933,022	$—	$—	$—	$63,933,022
Company common stock	249,819,280	—	—	—	249,819,280
Collective trust funds	—	—	—	1,505,906,782	1,505,906,782
Target date collective funds	—	—	—	763,362,777	763,362,777
Short-term investment funds	—	—	—	10,243,503	10,243,503
Total Master Trust assets	$313,752,302	$—	$—	$2,279,513,062	$2,593,265,364

(b)
The Plan determined that certain assets held in the Master Trust that do not have readily determinable fair values are measured at fair value using the NAV per share practical expedient and are not classified within the fair value hierarchy.
(c)
The Master Trust holds a portfolio of synthetic guaranteed investment contracts within the PCA Stable Value Fund, which are measured at contract value and are therefore not included in the fair value hierarchy.